Cash Flow Information - Summary of Reconciliation of Net Cash Flow to Movement in Net Debt (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	₺ 9,781,162
Cash inflows	24,312,451
Cash outflows	(23,273,370)
Other non-cashmovements	1,715,906
Borrowings, ending balance	12,536,149
Cash and cash equivalents	4,712,333	₺ 6,052,352	₺ 2,918,796	₺ 9,031,881
Net debt	(7,823,816)
Debt securities issued [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	1,922,656
Cash inflows	209,808
Cash outflows	(503,391)
Other non-cashmovements	246,448
Borrowings, ending balance	1,875,521
Loans Issued [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	7,810,392
Cash inflows	24,030,222
Cash outflows	(22,768,911)
Other non-cashmovements	1,466,205
Borrowings, ending balance	10,537,908
Finance lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	48,114
Cash inflows	72,421
Cash outflows	(1,068)
Other non-cashmovements	3,253
Borrowings, ending balance	₺ 122,720